SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of identified intangible assets by asset type (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Gross Carrying Amount	$ 9,494,182	$ 9,494,182
Accumulated Amortization	(1,170,722)	(918,947)
Net Book Value	8,323,460	8,575,235	$ 5,043,021	$ 456,365
Contract-Based Intangible Assets [Member]
Goodwill [Line Items]
Gross Carrying Amount	8,174,299	8,174,299
Accumulated Amortization	(867,318)	(681,538)
Net Book Value	$ 7,306,981	$ 7,492,761	4,394,670	395,287
Weighted Average Amortization Period (years)	11 years	11 years
Noncompete Agreements [Member]
Goodwill [Line Items]
Gross Carrying Amount	$ 1,319,883	$ 1,319,883
Accumulated Amortization	(303,404)	(237,409)
Net Book Value	$ 1,016,479	$ 1,082,474	$ 648,351	$ 61,078
Weighted Average Amortization Period (years)	5 years	5 years